Regulatory Capital Requirements and Other Restrictions, Regulatory Capital Information (Details) $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Wells Fargo & Company [Member]
Regulatory leverage:
Total leverage exposure	$ 2,253,933	$ 2,224,789
Supplementary leverage ratio (SLR)	0.0709	0.0686
Tier 1 leverage ratio	0.0850	0.0826
Required minimum leverage
Supplementary leverage ratio	0.0500	0.0500
Tier 1 leverage ratio	0.0400	0.0400
Wells Fargo & Company [Member] | Standardized Approach Under Basel III [Member]
Regulatory capital:
Common Equity Tier 1	$ 140,783	$ 133,527
Tier 1	159,823	152,567
Total	193,061	186,747
Assets:
Risk-weighted assets	1,231,668	1,259,889
Adjusted average assets	$ 1,880,981	$ 1,846,954
Regulatory capital ratios:
Common Equity Tier 1 capital	0.1143	0.1060
Tier 1 capital	0.1298	0.1211
Total capital	0.1567	0.1482
Required minimum capital ratios:
Common Equity Tier 1 Capital	0.0890	0.0920
Tier 1 capital	0.1040	0.1070
Total capital	0.1240	0.1270
Wells Fargo & Company [Member] | Advanced Approach Under Basel III [Member]
Regulatory capital:
Common Equity Tier 1	$ 140,783	$ 133,527
Tier 1	159,823	152,567
Total	182,726	177,258
Assets:
Risk-weighted assets	1,114,281	1,112,307
Adjusted average assets	$ 1,880,981	$ 1,846,954
Regulatory capital ratios:
Common Equity Tier 1 capital	0.1263	0.1200
Tier 1 capital	0.1434	0.1372
Total capital	0.1640	0.1594
Required minimum capital ratios:
Common Equity Tier 1 Capital	0.0850	0.0850
Tier 1 capital	0.1000	0.1000
Total capital	0.1200	0.1200
Wells Fargo Bank, NA [Member]
Regulatory leverage:
Total leverage exposure	$ 2,048,633	$ 2,058,568
Supplementary leverage ratio (SLR)	0.0694	0.0683
Tier 1 leverage ratio	0.0845	0.0834
Required minimum leverage
Supplementary leverage ratio	0.0600	0.0600
Tier 1 leverage ratio	0.0400	0.0400
Wells Fargo Bank, NA [Member] | Standardized Approach Under Basel III [Member]
Regulatory capital:
Common Equity Tier 1	$ 142,108	$ 140,644
Tier 1	142,108	140,644
Total	165,634	163,885
Assets:
Risk-weighted assets	1,137,605	1,177,300
Adjusted average assets	$ 1,682,199	$ 1,685,401
Regulatory capital ratios:
Common Equity Tier 1 capital	0.1249	0.1195
Tier 1 capital	0.1249	0.1195
Total capital	0.1456	0.1392
Required minimum capital ratios:
Common Equity Tier 1 Capital	0.0700	0.0700
Tier 1 capital	0.0850	0.0850
Total capital	0.1050	0.1050
Wells Fargo Bank, NA [Member] | Advanced Approach Under Basel III [Member]
Regulatory capital:
Common Equity Tier 1	$ 142,108	$ 140,644
Tier 1	142,108	140,644
Total	155,560	154,292
Assets:
Risk-weighted assets	956,545	977,713
Adjusted average assets	$ 1,682,199	$ 1,685,401
Regulatory capital ratios:
Common Equity Tier 1 capital	0.1486	0.1439
Tier 1 capital	0.1486	0.1439
Total capital	0.1626	0.1578
Required minimum capital ratios:
Common Equity Tier 1 Capital	0.0700	0.0700
Tier 1 capital	0.0850	0.0850
Total capital	0.1050	0.1050